SHARE-BASED COMPENSATION - Additional Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Share-based awards granted	8,424	32,710,153	26,509,592
Post-IPO Share Scheme
SHARE-BASED COMPENSATION
Share-based awards granted	0
Share-based Payment Arrangement, Option
SHARE-BASED COMPENSATION
Share based payment arrangement nonvested award option cost not yet recognized amount	$ 115,900
Share based payment arrangement nonvested award cost not yet recognized period for recognition	2 years 2 months 26 days
Share-based Payment Arrangement, Option | Vested on Each Anniversary Of The Vesting Commencement Date For Four Years Thereafter
SHARE-BASED COMPENSATION
Share based Payment Award, Award Vesting Rights, Percentage	25.00%
Award Vesting Period	4 years
Share-based Payment Arrangement, Option | Vested on Each Anniversary Of The Vesting Commencement Date For Two Years Thereafter
SHARE-BASED COMPENSATION
Share based Payment Award, Award Vesting Rights, Percentage	50.00%
Award Vesting Period	2 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based payment arrangement nonvested award cost not yet recognized period for recognition	3 years 6 months
Share based payment arrangement nonvested award excluding option cost not yet recognized amount	$ 214,322
Class A ordinary shares | 2020 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of ordinary shares, share-based awards granted to purchase	89,174,144
Class A ordinary shares | Post-IPO Share Scheme
SHARE-BASED COMPENSATION
Maximum number of shares that may be issued	86,380,904